Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Lease liabilities.
Schedule of continuity of lease liabilities

Description	12/31/2023	12/31/2022
Opening balances	3,669	2,321

Additions	4,823	1,415
Interest expense	456	329
Disposal	(1,738)	—
Payments	(1,423)	(688)
Others	(356)	—
Foreign currency translation adjustment of subsidiary	296	292

Lease Liability total	5,727	3,669

Current	2,132	680
Non-Current	3,595	2,989

Schedule of contractual undiscounted cash flows

Maturity analysis - contractual discounted cash flows

As of December 31, 2023

Less than one year	2,132
Year 2	1,806
Year 3	760
Year 4	261
Year 5	245
More than 5 years	523

Total contractual discounted cash flows	5,727